INCOME TAXES (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Line Items]
Statutory income tax rate	27.00%	27.00%
Tax-affected non-capital losses	$ 392.1
Internal Revenue Service (IRS) [Member]
Income Taxes [Line Items]
Statutory income tax rate	21.00%	35.00%
Minimum [Member]
Income Taxes [Line Items]
Tax-affected non-capital losses, expiration date	Dec. 31, 2023
Maximum [Member]
Income Taxes [Line Items]
Tax-affected non-capital losses, expiration date	Dec. 31, 2038